Operating expenses - Schedule of Expenses by Nature (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Operating Expenses [Line Items]
Employee benefit expenses	€ (92,205)	€ (66,437)	€ (131,886)
Depreciation and amortization	(87,900)	(116,318)	(113,581)
Agent costs	(23,914)	(5,275)	(83,003)
IT costs	(12,013)	(9,294)	(14,279)
Auditors, lawyers and consultants	(12,223)	(7,989)	(21,885)
Advertising and promotion	(1,207)	(1,225)	(9,018)
Travel, entertainment, office and rental cost	(2,523)	(1,511)	(8,272)
Change in fair value of warrants	18,928	(10,856)	0
Other operating income	3,232		2,723
Other operating expenses		(267,189)
Operating expenses	€ (209,825)	€ (486,094)	€ (379,201)